Segment Financial Information - Schedule of Income by Product (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of operating segments [line items]
Total domestic sales	$ 42,823,648	$ 807,020,214	$ 980,559,538	$ 877,360,038
Total export sales	$ 31,087,083	585,842,291	691,886,610	508,539,112
Operating segments [member]
Disclosure of operating segments [line items]
Total domestic sales		807,020,214	980,559,538	877,360,038
Total export sales		585,842,291	691,886,610	508,539,112
Operating segments [member] | Refined Petroleum Products and Derivatives [member]
Disclosure of operating segments [line items]
Total domestic sales		725,759,040	850,342,124	738,943,017
Total export sales		118,495,443	167,796,526	124,644,353
Operating segments [member] | Gas [member]
Disclosure of operating segments [line items]
Total domestic sales		66,303,063	110,219,691	116,021,269
Total export sales		53,353,075	34,446,277	22,253,493
Operating segments [member] | Petrochemical Products [member]
Disclosure of operating segments [line items]
Total domestic sales		14,958,111	19,997,723	22,395,752
Total export sales		5,222,382	7,384,762	5,018,152
Operating segments [member] | Crude oil [member]
Disclosure of operating segments [line items]
Total export sales		$ 408,771,392	$ 482,259,045	$ 356,623,114